Portfolio of Investments
Columbia Solutions Conservative Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 5.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 1.3%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	75,000,000	107,977
Bonos de la Tesoreria de la Republica en pesos(c)
09/01/2030	4.700%	CLP	40,000,000	55,999
Total				163,976
China 0.9%
China Government Bond
11/21/2029	3.130%	CNY	260,000	40,206
05/21/2030	2.680%	CNY	500,000	74,526
Total				114,732
France 0.8%
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	35,000	41,390
11/25/2031	0.000%	EUR	47,000	55,013
Total				96,403
Indonesia 0.3%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	600,000,000	42,768
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	13,000	20,261
Japan 0.6%
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	4,700,000	42,168
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	3,300,000	29,129
Total				71,297
Mexico 1.2%
Mexican Bonos
05/31/2029	8.500%	MXN	1,452,900	80,219
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico Government International Bond
05/29/2031	7.750%	MXN	1,200,000	63,466
Total				143,685
New Zealand 0.3%
New Zealand Government Bond
05/15/2031	1.500%	NZD	49,000	33,414
United Kingdom 0.3%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	22,000	32,792
Total Foreign Government Obligations (Cost $713,552)				719,328

U.S. Treasury Obligations 6.2%

U.S. Treasury
03/31/2028	1.250%		239,000	239,971
08/15/2030	0.625%		189,000	176,124
11/15/2030	0.875%		182,000	173,099
02/15/2031	1.125%		176,000	170,913
Total U.S. Treasury Obligations (Cost $775,427)				760,107

Money Market Funds 62.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(e),(f)	7,744,024	7,743,250
Total Money Market Funds (Cost $7,743,203)		7,743,250
Total Investments in Securities (Cost: $9,232,182)		9,222,685
Other Assets & Liabilities, Net		3,118,511
Net Assets		12,341,196
At June 30, 2021, securities and/or cash totaling $371,563 were pledged as collateral.
Columbia Solutions Conservative Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
266,000 CNY	41,492 USD	Citi	07/14/2021	373	—
673,522,000 IDR	47,139 USD	Citi	07/14/2021	835	—
8,616,000 KRW	7,727 USD	Citi	07/14/2021	86	—
2,000 MXN	101 USD	Citi	07/14/2021	1	—
7,605 USD	8,616,000 KRW	Citi	07/14/2021	35	—
6,945 USD	96,000 ZAR	Citi	07/14/2021	—	(233)
96,000 ZAR	7,049 USD	Citi	07/14/2021	336	—
127,378,000 CLP	177,543 USD	Goldman Sachs International	07/14/2021	4,147	—
64,749,000 IDR	4,527 USD	Goldman Sachs International	07/14/2021	76	—
21,000 GBP	29,673 USD	HSBC	07/14/2021	623	—
73,000 GBP	100,949 USD	HSBC	07/14/2021	—	(36)
77,622,034 JPY	706,891 USD	HSBC	07/14/2021	8,121	—
4,478,000 MXN	225,848 USD	HSBC	07/14/2021	1,547	—
68,000 NOK	8,245 USD	HSBC	07/14/2021	347	—
196,000 NZD	141,161 USD	HSBC	07/14/2021	4,161	—
483,000 SEK	57,256 USD	HSBC	07/14/2021	812	—
9,000 SGD	6,797 USD	HSBC	07/14/2021	104	—
11,304 USD	8,000 GBP	HSBC	07/14/2021	—	(237)
280,504 USD	31,163,000 JPY	HSBC	07/14/2021	32	—
79,110 USD	1,579,000 MXN	HSBC	07/14/2021	—	(19)
726 USD	6,000 SEK	HSBC	07/14/2021	—	(25)
48,450 USD	670,000 ZAR	HSBC	07/14/2021	—	(1,603)
670,000 ZAR	49,088 USD	HSBC	07/14/2021	2,241	—
73,000 AUD	56,463 USD	Morgan Stanley	07/14/2021	1,713	—
70,000 AUD	52,497 USD	Morgan Stanley	07/14/2021	—	(3)
136,000 CHF	149,440 USD	Morgan Stanley	07/14/2021	2,404	—
242,000 DKK	39,070 USD	Morgan Stanley	07/14/2021	473	—
644,000 EUR	777,677 USD	Morgan Stanley	07/14/2021	13,858	—
91,000 GBP	128,587 USD	Morgan Stanley	07/14/2021	2,702	—
154,000 HKD	19,847 USD	Morgan Stanley	07/14/2021	12	—
199,000 HKD	25,629 USD	Morgan Stanley	07/14/2021	—	(1)
3,867 USD	5,000 AUD	Morgan Stanley	07/14/2021	—	(117)
24,505 USD	30,000 CAD	Morgan Stanley	07/14/2021	—	(303)
115,051 USD	97,000 EUR	Morgan Stanley	07/14/2021	—	(3)
94,472 USD	1,305,000 ZAR	Morgan Stanley	07/14/2021	—	(3,226)
1,305,000 ZAR	95,673 USD	Morgan Stanley	07/14/2021	4,426	—
487,000 CNY	75,957 USD	Standard Chartered	07/14/2021	676	—
85,836,000 KRW	76,999 USD	Standard Chartered	07/14/2021	885	—
75,780 USD	85,836,000 KRW	Standard Chartered	07/14/2021	334	—
Total				51,360	(5,806)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	09/2021	JPY	15,176,000	399	—
Australian 10-Year Bond	3	09/2021	AUD	423,567	1,798	—
Canadian Government 10-Year Bond	1	09/2021	CAD	145,520	1,168	—
MSCI EAFE Index	13	09/2021	USD	1,497,665	—	(21,125)
MSCI Emerging Markets Index	14	09/2021	USD	955,360	—	(3,181)
S&P 500 Index E-mini	17	09/2021	USD	3,645,310	23,249	—
U.S. Treasury 10-Year Note	8	09/2021	USD	1,060,000	7,233	—
U.S. Treasury 5-Year Note	6	09/2021	USD	740,578	—	(1,278)
U.S. Ultra Bond 10-Year Note	2	09/2021	USD	294,406	5,805	—
Total					39,652	(25,584)

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	09/2021	EUR	(113,160)	—	(28)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	2.745	USD	1,672,000	27,003	—	—	27,003	—
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.481	USD	1,205,000	3,592	—	—	3,592	—
Total								30,595	—	—	30,595	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $205,455, which represents 1.66% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	7,364,420	2,764,096	(2,385,207)	(59)	7,743,250	59	990	7,744,024
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
Columbia Solutions Conservative Portfolio | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2021 (Unaudited)
Currency Legend  (continued)
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2021

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